Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 13.0%
Transamerica International Equity, Class I3 (A)	225,732	$ 5,440,138
Money Market Fund - 0.1%
Transamerica Government Money Market, Class I3, 4.02% (A)(B)	40,415	40,415
U.S. Equity Funds - 40.4%
Transamerica Large Growth, Class I3 (A)	403,133	6,224,370
Transamerica Large Value Opportunities, Class I3 (A)	597,603	5,748,945
Transamerica Mid Cap Growth, Class I3 (A)	123,096	1,411,913
Transamerica Mid Cap Value Opportunities, Class I3 (A)	110,056	1,232,621
Transamerica Small Cap Growth, Class I3 (A)	192,774	1,160,498
Transamerica Small Cap Value, Class I3 (A)	250,836	1,214,047
		16,992,394
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 46.6%
Transamerica Core Bond, Class I3 (A)	1,090,700	$ 9,347,295
Transamerica High Yield Bond, Class I3 (A)	310,593	2,559,289
Transamerica Inflation Opportunities, Class I3 (A)	461,916	4,540,637
Transamerica Short-Term Bond, Class I3 (A)	320,741	3,165,712
		19,612,933
Total Investment Companies (Cost $39,312,844)		42,085,880
Total Investments (Cost $39,312,844)		42,085,880
Net Other Assets (Liabilities) - (0.1)%		(21,464)
Net Assets - 100.0%		$ 42,064,416
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$42,085,880	$—	$—	$42,085,880
Total Investments	$42,085,880	$—	$—	$42,085,880
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond, Class I3	$51,167,668	$2,794,420	$(44,164,477)	$(8,650,310)	$8,199,994	$9,347,295	1,090,700	$560,308	$—
Transamerica Government Money Market, Class I3	436,968	206,320,061	(206,716,614)	—	—	40,415	40,415	5,522	—
Transamerica High Yield Bond, Class I3	13,728,174	689,355	(11,827,346)	(839,172)	808,278	2,559,289	310,593	239,366	—
Transamerica Inflation Opportunities, Class I3	25,291,228	1,080,857	(21,586,729)	1,064,386	(1,309,105)	4,540,637	461,916	195,707	—
Transamerica International Equity, Class I3	29,280,726	1,057,735	(24,969,612)	5,521,154	(5,449,865)	5,440,138	225,732	140,486	17,271
Transamerica Large Growth, Class I3	32,555,632	1,985,594	(33,069,887)	5,846,341	(1,093,310)	6,224,370	403,133	—	1,010,618
Transamerica Large Value Opportunities, Class I3	34,100,869	2,100,873	(29,706,550)	6,038,575	(6,784,822)	5,748,945	597,603	539,237	586,660
Transamerica Mid Cap Growth, Class I3	7,375,176	276,738	(6,941,131)	570,204	130,926	1,411,913	123,096	—	51,744
Transamerica Mid Cap Value Opportunities, Class I3	6,808,507	339,315	(5,831,460)	678,174	(761,915)	1,232,621	110,056	18,839	95,482
Transamerica Short-Term Bond, Class I3	17,317,580	791,621	(14,938,323)	(539,696)	534,530	3,165,712	320,741	191,636	—
Transamerica Funds

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Small Cap Growth, Class I3	$6,615,761	$366,594	$(6,039,242)	$232,638	$(15,253)	$1,160,498	192,774	$—	$141,402
Transamerica Small Cap Value, Class I3	7,152,541	513,321	(6,189,325)	(662,654)	400,164	1,214,047	250,836	24,356	263,734
Total	$231,830,830	$218,316,484	$(411,980,696)	$9,259,640	$(5,340,378)	$42,085,880	4,127,595	$1,915,457	$2,166,911

(B)	Rate disclosed reflects the yield at July 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Asset Allocation Intermediate Horizon

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation Intermediate Horizon (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Funds